UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-121

Name of Registrant:	Vanguard Wellington Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1:	Schedule of Investments

Vanguard Wellington Fund
Schedule of Investments
August 31, 2007

	Shares	Market Value ($000)

Common Stocks (65.6%)

Consumer Discretionary (4.8%)
* Comcast Corp. Class A	17,419,100	454,464
McDonald's Corp.	6,216,100	306,143
Time Warner, Inc.	14,384,100	273,010
Honda Motor Co., Ltd ADR	6,193,900	203,903
Staples, Inc.	8,232,900	195,531
The Walt Disney Co.	5,664,600	190,330
* Viacom Inc. Class B	4,482,800	176,891
CBS Corp.	5,384,500	169,666
NIKE, Inc. Class B	2,900,800	163,431
Home Depot, Inc.	3,542,300	135,706
Yum! Brands, Inc.	2,758,700	90,265

		2,359,340

Consumer Staples (7.3%)
The Procter & Gamble Co.	9,132,375	596,435
Wal-Mart Stores, Inc.	11,578,200	505,157
Altria Group, Inc.	6,206,800	430,814
PepsiCo, Inc.	5,979,500	406,785
Nestle SA ADR	3,505,300	381,552
The Coca-Cola Co.	4,753,100	255,622
Sysco Corp.	7,166,900	239,231
Kimberly-Clark Corp.	3,322,000	228,188
Colgate-Palmolive Co.	3,385,200	224,506
SABMiller PLC	8,021,882	220,659
British American Tobacco PLC	1,942,540	64,448
SABMiller PLC ADR	1,261,800	34,725

		3,588,122

Energy (10.3%)
Chevron Corp.	9,763,100	856,810
ExxonMobil Corp.	9,195,200	788,304
Total SA ADR	9,809,900	736,625
ConocoPhillips Co.	6,813,263	557,938
EnCana Corp.	7,231,304	423,031
Royal Dutch Shell PLC ADR Class A	5,108,810	395,166
Schlumberger Ltd.	3,404,800	328,563
XTO Energy, Inc.	4,790,000	260,384
Eni SpA ADR	3,434,700	236,926
Anadarko Petroleum Corp.	4,159,700	203,742
Sasol Ltd. Sponsored ADR	3,737,300	150,352
Petroleo Brasileiro SA ADR	2,237,000	138,336

		5,076,177

Financials (11.1%)
Bank of America Corp.	17,663,999	895,211
Citigroup, Inc.	15,177,300	711,512
UBS AG (New York Shares)	7,843,600	409,750
American International Group, Inc.	5,738,200	378,721
State Street Corp.	6,082,700	373,234
ACE Ltd.	6,108,800	352,844
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,742,626	300,962
ING Groep NV - Sponsored ADR	6,595,900	265,089
The Hartford Financial Services Group Inc.	2,926,400	260,186
Freddie Mac	3,982,500	245,362
Merrill Lynch&Co., Inc.	3,204,700	236,186
MBIA, Inc.	3,796,900	227,814
Prudential Financial, Inc.	2,422,900	217,528
PNC Financial Services Group	2,241,000	157,699
Wachovia Corp.	2,814,300	137,844
JPMorgan Chase&Co.	2,331,776	103,811
MetLife, Inc.	1,525,600	97,715
Westpac Banking Corp. Ltd. ADR	871,600	97,297

		5,468,765

Health Care (7.2%)
Eli Lilly&Co.	12,103,600	694,141
Abbott Laboratories	10,834,800	562,434
Schering-Plough Corp.	17,379,100	521,721
Medtronic, Inc.	8,729,300	461,256
Bristol-Myers Squibb Co.	14,225,200	414,664
Teva Pharmaceutical Industries Ltd. Sponsored ADR	5,854,900	251,761
Wyeth	4,978,700	230,514
AstraZeneca Group PLC ADR	4,576,900	225,183
Sanofi-Aventis ADR	4,460,303	182,649

		3,544,323

Indistrials (8.0%)
General Electric Co.	24,908,700	968,201
Deere&Co.	4,748,500	646,081
Canadian National Railway Co.	7,583,600	399,276
Waste Management, Inc.	9,108,800	343,128
Lockheed Martin Corp.	3,015,000	298,907
United Parcel Service, Inc.	3,707,300	281,236
Parker Hannifin Corp.	2,017,100	216,778
Avery Dennison Corp.	3,371,100	201,558
General Dynamics Corp.	2,153,400	169,171
3M Co.	1,825,900	166,139
Illinois Tool Works, Inc.	1,610,300	93,671
Emerson Electric Co.	1,438,400	70,812
FedEx Corp.	441,600	48,435
Pitney Bowes, Inc.	513,800	22,951

		3,926,344

Information Technology (6.1%)
International Business Machines Corp.	6,935,200	809,268
Accenture Ltd.	7,538,000	310,641
Microsoft Corp.	9,700,700	278,701
Texas Instruments, Inc.	7,465,000	255,602
Automatic Data Processing, Inc.	4,824,300	220,663
* ASML Holding NV	6,061,537	179,798
Hewlett-Packard Co.	3,263,200	161,039
Keyence Corp.	648,700	144,027
* Autodesk, Inc.	3,011,900	139,511
Canon, Inc.	1,956,711	111,688
Intel Corp.	3,904,400	100,538
Applied Materials, Inc.	4,640,000	99,110
* ASML Holding NV (New York)	2,103,800	62,420
* Nortel Networks Corp.	3,050,300	53,289
Maxim Integrated Products, Inc.	1,553,200	46,612

		2,972,907

Materials (3.9%)
E.I. du Pont de Nemours&Co.	8,311,800	405,200
Alcoa Inc.	7,893,100	288,335
International Paper Co.	8,148,100	286,080
Syngenta AG ADR	6,057,500	227,277
Rohm&Haas Co.	3,868,900	218,748
Cia Vale do Rio Doce ADR	4,207,336	207,548
Air Products&Chemicals, Inc.	1,428,000	128,534
Newmont Mining Corp. (Holding Co.)	2,337,600	98,787
Rio Tinto PLC ADR	252,900	69,497

		1,930,006

Telecommunication Services (3.3%)
AT&T Inc.	30,475,385	1,215,054
Verizon Communications Inc.	8,178,400	342,511
France Telecom SA	2,599,744	78,310
France Telecom SA ADR	29,500	894

		1,636,769

Utilities (3.6%)
Exelon Corp.	9,205,400	650,546
FPL Group, Inc.	6,014,800	353,911
Dominion Resources, Inc.	3,240,900	276,060
TXU Corp.	2,732,300	184,157
Veolia Environment ADR	1,843,300	141,842
Pinnacle West Capital Corp.	2,408,600	95,959
Progress Energy, Inc.	1,710,500	78,478

		1,780,953

Total Common Stocks
(Cost $22,188,895)		32,283,706

	Coupon	Maturity Date	Face Amount ($000)

U.S. Government and Agency Obligations (3.1%)

Agency Notes (0.3%)
1 Federal Home Loan Bank	4.875%	11/18/2011	124,400	124,626
Private Export Funding Corp.	3.375%	2/15/2009	33,300	32,624

				157,250

Mortgage-Backed Securities (2.8%)
Conventional Mortgage-Backed Securities (2.5%)
1,2 Federal National Mortgage Assn.	6.000%	12/1/2008-9/1/2021	60,421	61,058
2 Government National Mortgage Assn.	5.000%	1/15/2030-12/15/2035	373,864	360,952
2 Government National Mortgage Assn.	5.500%	1/15/2029-4/15/2036	742,243	729,973
2 Government National Mortgage Assn.	6.000%	3/15/2028-1/15/2033	38,631	38,883
2 Government National Mortgage Assn.	6.500%	1/15/2031-1/15/2032	17,733	18,133
2 Government National Mortgage Assn.	7.000%	11/15/2031-11/15/2033	14,795	15,298
2 Government National Mortgage Assn.	8.000%	6/15/2017	47	49
Nonconventional Mortgage-Backed Securities (0.3%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	3/15/2019-9/15/2019	68,295	61,939
1,2 Federal National Mortgage Assn.	4.000%	2/25/2019	19,895	18,040
1,2 Federal National Mortgage Assn.	4.517%	5/1/2013	17,594	17,196
1,2 Federal National Mortgage Assn.	4.872%	1/1/2014	24,851	24,639
1,2 Federal National Mortgage Assn.	5.014%	2/1/2013	18,285	18,309
2 Government National Mortgage Assn.	5.500%	6/16/2023	19,858	20,192

				1,384,661

Total U.S. Government and Agency Obligations
(Cost $1,572,007)				1,541,911

Corporate Bonds (26.6%)

Asset-Backed/Commercial Mortgage-Backed Securities (4.7%)
2 Adjustable Rate Mortgage Trust	5.687%	3/25/2036	12,508	12,587
2 Advanta Business Card Master Trust	4.750%	1/20/2011	13,150	13,094
2,3 Aesop Funding II LLC	3.950%	4/20/2009	43,600	43,234
2,3 American Mortgage Trust	5.419%	4/15/2037	50,075	49,862
2 Banc of America Commercial Mortgage, Inc.	5.929%	5/10/2045	41,450	41,545
2 Banc of America Commercial Mortgage, Inc.	5.451%	1/15/2049	50,000	48,627
2 Bank One Issuance Trust	3.860%	6/15/2011	40,000	39,365
2 Bank One Issuance Trust	3.450%	10/17/2011	40,000	39,083
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	17,250	17,414
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.631%	4/12/2038	28,720	28,369
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.243%	12/11/2038	23,425	22,306
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	25,000	24,168
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.674%	6/11/2041	20,960	19,831
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	9/11/2041	20,300	20,194
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.582%	9/11/2041	20,750	20,281
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.537%	10/12/2041	37,215	36,498
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.825%	11/11/2041	49,980	48,092
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.933%	2/13/2042	19,160	18,231
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.871%	9/11/2042	24,700	23,325
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.302%	10/12/2042	49,915	48,213
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.331%	2/11/2044	40,630	39,195
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.471%	1/12/2045	38,965	37,948
2 California Infrastructure&Economic Development Bank Special Purpose Trust SCE-1	6.420%	12/26/2009	6,633	6,639
2 CarMax Auto Owner Trust	4.910%	1/18/2011	21,520	21,423
2 Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030	23,454	23,628
2 Chase Issuance Trust	4.650%	12/17/2012	40,000	39,494
2 Citigroup/Deutsche Bank Commercial Mortgage	5.399%	7/15/2044	44,400	43,579
2 Commercial Mortgage Pass-Through Certificates	5.116%	6/10/2044	25,000	24,364
2 Commercial Mortgage Pass-Through Certificates	5.961%	6/10/2046	49,000	49,187
2 Countrywide Home Loans	6.000%	5/25/2037	20,599	20,001
2 Credit Suisse Mortgage Capital Certificates	5.609%	2/15/2039	50,000	49,293
2 Credit Suisse Mortgage Capital Certificates	5.467%	9/15/2039	39,605	38,610
2 DaimlerChrysler Auto Trust	4.980%	2/8/2011	18,435	18,302
2 Greenwich Capital Commercial Funding Corp.	4.915%	1/5/2036	47,700	46,236
2 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/2036	25,535	25,285
2 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/2037	10,000	9,802
2 Greenwich Capital Commercial Funding Corp.	5.444%	3/10/2039	50,095	49,257
2 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/2042	48,375	45,785
2 GS Mortgage Securities Corp. II	5.396%	8/10/2038	25,100	24,876
2 GS Mortgage Securities Corp. II	4.751%	7/10/2039	20,000	18,802
2 GS Mortgage Securities Corp. II	5.560%	11/10/2039	15,000	14,744
2,4 GSAMP Trust	5.765%	11/25/2035	23,417	23,172
2 GSR Mortgage Loan Trust	5.798%	5/25/2047	46,299	45,989
2 Honda Auto Receivables Owner Trust	3.820%	5/21/2010	21,677	21,323
2 Household Automotive Trust	5.280%	9/17/2011	60,000	60,473
2,4 JP Morgan Mortgage Acquisition Corp.	5.615%	5/25/2037	16,640	16,137
2 JPMorgan Chase Commercial Mortgage Securities	4.899%	1/12/2037	25,440	24,563
2 JPMorgan Chase Commercial Mortgage Securities	5.344%	12/15/2044	50,000	48,953
2 JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/2045	12,655	12,792
2 JPMorgan Chase Commercial Mortgage Securities	5.440%	6/12/2047	50,000	48,617
2 LB-UBS Commercial Mortgage Trust	4.954%	9/15/2030	14,119	13,440
2 LB-UBS Commercial Mortgage Trust	6.462%	3/15/2031	18,325	19,028
2 LB-UBS Commercial Mortgage Trust	6.084%	6/15/2038	43,851	44,375
2 LB-UBS Commercial Mortgage Trust	5.347%	11/15/2038	50,000	48,711
2,3 Marriott Vacation Club Owner Trust	5.362%	10/20/2028	12,644	12,349
2 Morgan Stanley Capital I	5.983%	8/12/2041	50,000	50,994
2 Morgan Stanley Capital I	4.780%	12/13/2041	50,000	48,035
2 Morgan Stanley Capital I	5.230%	9/15/2042	16,905	16,347
2 Morgan Stanley Capital I	4.700%	7/15/2056	38,470	36,797
2 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	26,000	25,282
2 Morgan Stanley Dean Witter Capital I	5.364%	3/15/2044	25,000	24,142
2 Morgan Stanley Dean Witter Capital I	5.514%	11/12/2049	27,043	26,972
2 Morgan Stanley Dean Witter Capital II	5.447%	2/12/2044	50,000	48,641
2 Morgan Stanley Mortgage Loan Trust	6.000%	8/25/2037	17,783	17,388
2 Nissan Auto Lease Trust	5.110%	3/15/2010	40,000	39,845
2 Nomura Asset Securities Corp.	6.590%	3/15/2030	9,069	9,123
2 Nomura Asset Securities Corp.	6.690%	3/15/2030	13,000	13,642
2 PSE&G Transition Funding LLC	6.450%	3/15/2013	10,000	10,442
2 Sequoia Mortgage Trust	5.826%	2/20/2047	72,036	72,567
2 USAA Auto Owner Trust	4.130%	11/15/2011	24,000	23,631
2 Wachovia Auto Owner Trust	4.930%	11/20/2012	25,000	24,854
2 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/2042	25,000	24,352
2 Wells Fargo Mortgage Backed Securities Trust	6.026%	9/25/2036	37,869	37,976
2 WFS Financial Owner Trust	3.930%	2/17/2012	29,846	29,514
2 World Omni Auto Receivables Trust	3.820%	11/12/2011	9,255	9,074

				2,290,309

Finance (11.0%)
Banking (4.2%)
Bank of America Corp.	5.875%	2/15/2009	25,000	25,319
Bank of America Corp.	4.375%	12/1/2010	10,000	9,782
Bank of America Corp.	5.300%	3/15/2017	68,000	65,542
Bank of America Corp.	5.625%	3/8/2035	96,180	86,183
Bank of America Corp.	6.000%	10/15/2036	30,000	28,975
Bank of New York Co., Inc.	5.125%	11/1/2011	44,000	44,139
Bank of New York Co., Inc.	4.950%	3/15/2015	58,655	56,065
Bank One Corp.	7.875%	8/1/2010	15,000	16,039
2,3 Barclays Bank PLC	5.926%	12/15/2049	70,000	65,884
BB&T Corp.	4.900%	6/30/2017	8,045	7,537
BB&T Corp.	5.250%	11/1/2019	8,000	7,494
2,3 BTMU Curacao Holdings NV	4.760%	7/21/2010	47,895	47,698
Citicorp	6.375%	11/15/2008	15,000	15,152
Citigroup, Inc.	4.625%	8/3/2010	19,400	19,128
Citigroup, Inc.	5.850%	8/2/2016	30,000	30,228
Citigroup, Inc.	6.625%	6/15/2032	45,000	46,610
Citigroup, Inc.	6.125%	8/25/2036	30,000	28,972
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	45,000	44,536
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	15,000	15,633
Deutsche Bank Financial LLC	5.375%	3/2/2015	59,215	57,917
Fifth Third Bank	4.200%	2/23/2010	60,000	58,916
Golden West Financial Corp.	4.750%	10/1/2012	10,000	9,694
3 HBOS Treasury Services PLC	6.000%	11/1/2033	80,500	80,115
HSBC Bank USA	4.625%	4/1/2014	19,710	18,511
HSBC Holdings PLC	6.500%	5/2/2036	25,000	25,704
Huntington National Bank	4.900%	1/15/2014	16,375	15,617
Huntington National Bank	5.500%	2/15/2016	16,000	15,632
JPMorgan Chase&Co.	4.500%	11/15/2010	25,000	24,556
JPMorgan Chase&Co.	6.750%	2/1/2011	25,115	26,140
JPMorgan Chase&Co.	5.125%	9/15/2014	50,000	48,245
JPMorgan Chase&Co.	5.250%	5/1/2015	40,000	38,655
Mellon Bank NA	4.750%	12/15/2014	4,750	4,473
Mellon Funding Corp.	5.000%	12/1/2014	30,000	29,166
3 Mizuho Finance (Cayman)	5.790%	4/15/2014	50,000	49,864
National City Bank	4.150%	8/1/2009	8,630	8,462
National City Bank	7.250%	7/15/2010	25,000	26,209
National City Bank of Pennsylvania	7.250%	10/21/2011	20,000	21,375
National City Corp.	3.200%	4/1/2008	10,000	9,846
National City Corp.	6.875%	5/15/2019	13,950	14,760
Northern Trust Co.	5.300%	8/29/2011	36,320	36,284
Northern Trust Co.	4.600%	2/1/2013	5,925	5,626
3 Overseas Chinese Banking Corp.	7.750%	9/6/2011	14,805	15,922
Paribas NY	6.950%	7/22/2013	40,000	44,168
PNC Bank NA	4.875%	9/21/2017	50,000	46,737
Regions Bank	6.450%	6/26/2037	26,000	26,287
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	40,775	42,653
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	9,700	9,348
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	19,510	18,883
Royal Bank of Scotland Group PLC	4.700%	7/3/2018	10,000	9,285
3 Santander U.S. Debt, S.A. Unipersonal	4.750%	10/21/2008	47,100	47,111
State Street Corp.	5.375%	4/30/2017	76,315	74,548
SunTrust Banks, Inc.	4.250%	10/15/2009	9,680	9,505
UBS AG	5.875%	7/15/2016	60,000	62,890
UFJ Finance Aruba AEC	6.750%	7/15/2013	50,000	52,661
US Bank NA	4.125%	3/17/2008	50,000	49,633
US Bank NA	6.375%	8/1/2011	17,940	18,664
US Bank NA	6.300%	2/4/2014	30,000	31,333
Wachovia Bank NA	4.375%	8/15/2008	15,000	14,777
Wachovia Corp.	4.375%	6/1/2010	19,400	19,059
Washington Mutual Bank	6.875%	6/15/2011	15,000	15,608
Washington Mutual Bank	5.125%	1/15/2015	10,000	9,239
Washington Mutual, Inc.	5.250%	9/15/2017	27,005	23,309
Wells Fargo&Co.	6.375%	8/1/2011	15,000	15,546
Wells Fargo&Co.	5.125%	9/1/2012	10,000	9,912
Wells Fargo&Co.	4.950%	10/16/2013	15,000	14,584
Wells Fargo&Co.	5.125%	9/15/2016	25,000	23,998
Wells Fargo Bank NA	6.450%	2/1/2011	5,000	5,200
Wells Fargo Financial	5.500%	8/1/2012	20,000	19,995
World Savings Bank, FSB	4.500%	6/15/2009	14,845	14,728
World Savings Bank, FSB	4.125%	12/15/2009	33,045	32,426
Brokerage (1.8%)
Ameriprise Financial Inc.	5.350%	11/15/2010	22,605	22,598
Dean Witter, Discover&Co.	6.750%	10/15/2013	25,775	26,884
Dean Witter, Discover&Co.	7.070%	2/10/2014	17,500	18,440
Goldman Sachs Group, Inc.	5.000%	1/15/2011	30,000	29,483
Goldman Sachs Group, Inc.	5.300%	2/14/2012	75,000	73,986
Goldman Sachs Group, Inc.	5.350%	1/15/2016	70,000	66,998
Goldman Sachs Group, Inc.	5.625%	1/15/2017	40,000	38,358
Goldman Sachs Group, Inc.	6.450%	5/1/2036	50,000	48,058
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	25,000	24,368
Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	50,000	49,980
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	50,000	46,784
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	25,000	23,224
Lehman Brothers Holdings, Inc.	6.875%	7/17/2037	50,000	47,267
Merrill Lynch&Co., Inc.	5.770%	7/25/2011	30,000	30,239
Merrill Lynch&Co., Inc.	6.050%	5/16/2016	70,000	69,115
Merrill Lynch&Co., Inc.	6.400%	8/28/2017	48,000	48,852
Merrill Lynch&Co., Inc.	6.220%	9/15/2026	25,000	24,090
Merrill Lynch&Co., Inc.	6.110%	1/29/2037	30,000	27,818
Morgan Stanley Dean Witter	4.000%	1/15/2010	10,000	9,720
Morgan Stanley Dean Witter	6.600%	4/1/2012	20,000	20,692
Morgan Stanley Dean Witter	4.750%	4/1/2014	70,000	65,344
Morgan Stanley Dean Witter	5.450%	1/9/2017	70,000	67,131
Morgan Stanley Dean Witter	6.250%	8/9/2026	20,000	19,464
Finance Companies (1.6%)
American Express Centurion Bank	4.375%	7/30/2009	10,000	9,882
American Express Co.	4.750%	6/17/2009	20,000	19,906
American Express Credit Corp.	3.000%	5/16/2008	30,000	29,492
3 American Express Travel	5.250%	11/21/2011	35,000	35,131
Capital One Bank	6.500%	6/13/2013	20,705	21,062
Capital One Capital IV	6.745%	2/17/2037	33,000	28,283
Capital One Financial	5.700%	9/15/2011	31,150	30,443
CIT Group, Inc.	3.650%	11/23/2007	25,000	24,773
CIT Group, Inc.	4.125%	11/3/2009	25,000	23,106
Countrywide Home Loan	5.625%	7/15/2009	20,000	18,200
3 FGIC Corp.	6.000%	1/15/2034	14,635	13,654
General Electric Capital Corp.	6.125%	2/22/2011	19,400	19,950
General Electric Capital Corp.	5.875%	2/15/2012	30,000	30,748
General Electric Capital Corp.	8.125%	5/15/2012	30,000	33,466
General Electric Capital Corp.	6.000%	6/15/2012	15,000	15,463
General Electric Capital Corp.	5.450%	1/15/2013	40,000	40,352
General Electric Capital Corp.	5.400%	2/15/2017	20,000	19,797
General Electric Capital Corp.	6.750%	3/15/2032	30,000	32,846
General Electric Capital Corp.	6.150%	8/7/2037	37,800	38,339
HSBC Finance Corp.	5.700%	6/1/2011	19,230	19,249
HSBC Finance Corp.	6.375%	10/15/2011	75,000	76,777
HSBC Finance Corp.	5.500%	1/19/2016	25,000	24,235
International Lease Finance Corp.	5.400%	2/15/2012	50,000	49,229
International Lease Finance Corp.	5.300%	5/1/2012	50,000	49,013
Norwest Financial, Inc.	6.250%	12/15/2007	35,000	35,047
Transamerica Financial Corp.	6.400%	9/15/2008	29,265	29,682
2,3 US Trade Funding Corp.	4.260%	11/15/2014	19,415	19,208
Insurance (2.8%)
ACE Capital Trust II	9.700%	4/1/2030	20,000	25,440
3 AIG SunAmerica Global Financing VI	6.300%	5/10/2011	60,000	62,386
Allstate Corp.	7.200%	12/1/2009	40,000	41,695
Allstate Corp.	5.000%	8/15/2014	10,000	9,665
2 Allstate Corp.	6.125%	5/15/2017	30,000	29,011
2 Allstate Corp.	6.500%	5/15/2037	20,000	18,669
Ambac, Inc.	7.500%	5/1/2023	25,000	25,966
American International Group, Inc.	4.700%	10/1/2010	34,400	33,948
American International Group, Inc.	6.250%	3/15/2037	24,040	22,177
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	50,000	48,490
Chubb Corp.	6.000%	5/11/2037	50,000	47,125
Cincinnati Financial Corp.	6.920%	5/15/2028	20,000	21,479
3 Farmers Exchange Capital	7.050%	7/15/2028	25,000	24,633
3 Frank Russell Co.	5.625%	1/15/2009	30,000	30,377
General Reinsurance Corp.	9.000%	9/12/2009	32,000	34,354
Genworth Financial, Inc.	5.125%	3/15/2011	47,825	47,607
Genworth Financial, Inc.	5.750%	5/15/2013	25,000	25,462
2 Genworth Financial, Inc.	6.150%	11/15/2016	50,000	46,070
Hartford Financial Services Group, Inc.	7.900%	6/15/2010	35,000	37,560
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	9,000	8,624
Hartford Financial Services Group, Inc.	4.750%	3/1/2014	15,000	14,128
Hartford Life, Inc.	5.200%	2/15/2011	24,185	24,178
ING USA Global	4.500%	10/1/2010	25,000	24,531
3 Jackson National Life Insurance Co.	8.150%	3/15/2027	39,480	47,189
John Hancock Financial Services	5.625%	12/1/2008	16,080	16,155
3 Liberty Mutual Insurance Co.	7.875%	10/15/2026	31,210	33,763
Marsh&McLennan Cos., Inc.	6.250%	3/15/2012	25,000	25,524
3 MassMutual Global Funding II	3.500%	3/15/2010	50,000	48,340
Mercury General Corp.	7.250%	8/15/2011	20,000	21,045
3 MetLife Global Funding I	4.500%	5/5/2010	20,000	19,721
3 MetLife Global Funding I	5.125%	11/9/2011	30,000	29,850
3 Metropolitan Life Insurance Co.	7.700%	11/1/2015	51,000	57,012
3 New York Life Global Funding	3.875%	1/15/2009	4,285	4,218
3 New York Life Insurance	5.875%	5/15/2033	55,395	54,660
3 Pacific Life Global Funding	3.750%	1/15/2009	38,415	37,798
Principal Life Income Funding	5.125%	3/1/2011	42,935	42,950
Protective Life Secured Trust	3.700%	11/24/2008	35,000	34,445
Protective Life Secured Trust	4.850%	8/16/2010	15,205	15,145
Prudential Financial, Inc.	5.800%	6/15/2012	25,080	25,572
Prudential Financial, Inc.	4.750%	4/1/2014	28,700	27,044
Prudential Financial, Inc.	5.100%	9/20/2014	10,000	9,589
Torchmark Corp.	7.875%	5/15/2023	45,000	51,817
UnitedHealth Group, Inc.	4.125%	8/15/2009	23,950	23,534
UnitedHealth Group, Inc.	4.750%	2/10/2014	10,000	9,510
XL Capital Ltd.	6.500%	1/15/2012	50,000	51,389
Real Estate Investment Trusts (0.5%)
ERP Operating LP	5.375%	8/1/2016	9,675	9,250
Kimco Realty Corp.	5.783%	3/15/2016	4,750	4,639
ProLogis	5.625%	11/15/2016	35,600	34,253
Realy Income Corp.	6.750%	8/15/2019	31,515	31,417
Simon Property Group Inc.	5.100%	6/15/2015	50,000	47,028
Simon Property Group Inc.	6.100%	5/1/2016	35,000	35,303
Simon Property Group Inc.	5.875%	3/1/2017	20,000	19,695
3 Westfield Group	5.700%	10/1/2016	60,000	59,500
Other (0.1%)
3 SovRisc BV	4.625%	10/31/2008	50,000	50,042

				5,431,890

Industrial (9.0%)
Basic Industry (0.6%)
Alcan, Inc.	4.500%	5/15/2013	20,000	18,969
Alcan, Inc.	7.250%	3/15/2031	21,273	23,031
Alcoa, Inc.	5.720%	2/23/2019	37,403	36,335
Alcoa, Inc.	5.870%	2/23/2022	12,597	12,334
BHP Billiton Finance	4.800%	4/15/2013	15,000	14,620
BHP Finance USA Ltd.	7.250%	3/1/2016	15,000	16,390
Dow Chemical Co.	6.125%	2/1/2011	19,000	19,408
Dow Chemical Co.	6.000%	10/1/2012	50,000	51,162
E.I. du Pont de Nemours&Co.	4.125%	4/30/2010	24,930	24,367
E.I. du Pont de Nemours&Co.	4.750%	11/15/2012	17,560	17,315
PPG Industries, Inc.	6.875%	2/15/2012	9,355	10,000
2 Rohm&Haas Co.	9.800%	4/15/2020	9,750	12,076
Weyerhaeuser Co.	7.375%	3/15/2032	25,000	24,992
Capital Goods (1.2%)
Boeing Capital Corp.	6.500%	2/15/2012	40,000	42,057
Boeing Co.	8.750%	9/15/2031	9,800	13,306
Boeing Co.	8.625%	11/15/2031	9,460	12,703
Caterpillar Financial Services Corp.	3.625%	11/15/2007	15,000	14,936
Caterpillar Financial Services Corp.	2.700%	7/15/2008	25,000	24,475
Caterpillar Financial Services Corp.	4.500%	6/15/2009	10,000	9,883
Caterpillar Financial Services Corp.	5.050%	12/1/2010	25,000	24,914
Caterpillar, Inc.	7.300%	5/1/2031	10,000	11,442
Deere&Co.	7.125%	3/3/2031	25,000	28,395
General Dynamics Corp.	4.250%	5/15/2013	40,000	37,867
Honeywell International, Inc.	7.500%	3/1/2010	41,000	43,325
3 Hutchison Whampoa International Ltd.	6.500%	2/13/2013	50,000	51,686
John Deere Capital Corp.	5.350%	1/17/2012	40,000	40,067
John Deere Capital Corp.	5.100%	1/15/2013	40,000	39,486
Minnesota Mining&Manufacturing Corp.	6.375%	2/15/2028	30,000	31,835
3 Siemens Financieringsmat	5.750%	10/17/2016	89,650	90,346
United Technologies Corp.	4.375%	5/1/2010	27,575	27,128
United Technologies Corp.	4.875%	5/1/2015	9,675	9,284
United Technologies Corp.	7.500%	9/15/2029	19,230	22,816
United Technologies Corp.	6.050%	6/1/2036	20,325	20,275
Communications (1.5%)
AT&T Inc.	4.125%	9/15/2009	30,000	29,345
AT&T Inc.	5.100%	9/15/2014	30,160	29,143
AT&T Inc.	6.450%	6/15/2034	68,115	68,229
AT&T Inc.	6.800%	5/15/2036	11,305	11,794
BellSouth Corp.	4.200%	9/15/2009	10,000	9,828
BellSouth Corp.	6.000%	10/15/2011	25,000	25,621
BellSouth Corp.	5.200%	9/15/2014	20,000	19,395
BellSouth Corp.	6.550%	6/15/2034	32,225	32,687
BellSouth Corp.	6.000%	11/15/2034	11,995	11,297
BellSouth Telecommunications	5.875%	1/15/2009	15,000	15,098
BellSouth Telecommunications	7.000%	12/1/2095	7,900	7,915
CBS Corp.	7.700%	7/30/2010	40,000	42,388
Chesapeake&Potomac Telephone Co.	7.150%	5/1/2023	10,000	10,535
Deutsche Telekom International Finance	8.000%	6/15/2010	50,000	53,086
France Telecom	7.750%	3/1/2011	50,000	53,469
New York Times Co.	4.500%	3/15/2010	9,450	9,239
Telefonica Europe BV	7.750%	9/15/2010	50,000	53,399
3 Time Warner, Inc.	5.850%	5/1/2017	34,980	34,050
Verizon Communications Corp.	5.500%	4/1/2017	50,000	48,948
Verizon Global Funding Corp.	6.875%	6/15/2012	10,000	10,618
Verizon Global Funding Corp.	4.375%	6/1/2013	10,000	9,420
Verizon Global Funding Corp.	7.750%	12/1/2030	37,000	42,083
Verizon Global Funding Corp.	5.850%	9/15/2035	50,000	46,647
Vodafone AirTouch PLC	7.750%	2/15/2010	10,000	10,527
Vodafone Group PLC	5.000%	12/16/2013	10,000	9,630
Vodafone Group PLC	5.375%	1/30/2015	40,000	38,616
Consumer Cyclicals (1.7%)
CVS Caremark Corp.	4.000%	9/15/2009	40,000	39,144
CVS Caremark Corp.	4.875%	9/15/2014	35,000	33,078
CVS Caremark Corp.	5.750%	6/1/2017	16,285	15,870
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	55,145	55,501
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	49,855	51,519
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	33,000	40,706
Federated Retail Holding	5.900%	12/1/2016	16,842	16,215
3 Harley-Davidson Inc.	3.625%	12/15/2008	50,000	48,993
Home Depot Inc.	3.750%	9/15/2009	48,000	46,123
Home Depot Inc.	4.625%	8/15/2010	12,000	11,691
Johnson Controls, Inc.	7.125%	7/15/2017	36,300	39,616
Kohl's Corp.	6.000%	1/15/2033	32,000	30,373
Lowe's Cos., Inc.	8.250%	6/1/2010	12,870	13,926
Lowe's Cos., Inc.	6.875%	2/15/2028	5,790	6,042
Lowe's Cos., Inc.	6.500%	3/15/2029	39,900	39,637
Lowe's Cos., Inc.	5.500%	10/15/2035	20,000	17,553
Target Corp.	3.375%	3/1/2008	10,000	9,890
Target Corp.	5.875%	3/1/2012	40,000	40,927
Target Corp.	5.875%	7/15/2016	20,000	20,034
The Walt Disney Co.	6.375%	3/1/2012	20,000	20,874
The Walt Disney Co.	5.625%	9/15/2016	30,000	30,118
Time Warner, Inc.	5.500%	11/15/2011	21,460	21,389
Time Warner, Inc.	7.570%	2/1/2024	20,000	21,678
Time Warner, Inc.	6.950%	1/15/2028	20,000	20,155
Toyota Motor Credit Corp.	4.250%	3/15/2010	20,000	19,777
Wal-Mart Stores, Inc.	6.875%	8/10/2009	12,000	12,385
Wal-Mart Stores, Inc.	4.125%	2/15/2011	40,000	38,716
Wal-Mart Stores, Inc.	5.250%	9/1/2035	18,000	15,768
Western Union Co.	5.930%	10/1/2016	60,000	59,504
Consumer Noncyclicals (2.7%)
Abbott Laboratories	5.600%	5/15/2011	15,000	15,236
Abbott Laboratories	4.350%	3/15/2014	30,500	28,632
Anheuser-Busch Cos., Inc.	5.000%	3/1/2019	15,000	14,005
Anheuser-Busch Cos., Inc.	6.500%	1/1/2028	19,550	19,911
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	20,000	21,025
Archer-Daniels-Midland Co.	7.000%	2/1/2031	20,130	22,141
Baxter International, Inc.	5.900%	9/1/2016	12,498	12,673
Bristol-Myers Squibb Co.	5.875%	11/15/2036	60,000	56,336
3 Cargill Inc.	4.375%	6/1/2013	20,400	19,410
3 Cargill Inc.	6.875%	5/1/2028	19,355	21,015
3 Cargill Inc.	6.125%	4/19/2034	28,980	28,937
Clorox Co.	4.200%	1/15/2010	55,770	54,287
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	40,000	41,276
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	10,075	11,105
Coca-Cola HBC Finance	5.125%	9/17/2013	43,000	42,468
Coca-Cola HBC Finance	5.500%	9/17/2015	17,440	17,164
Colgate-Palmolive Co.	7.600%	5/19/2025	13,920	16,183
ConAgra Foods, Inc.	6.750%	9/15/2011	5,982	6,245
ConAgra Foods, Inc.	5.819%	6/15/2017	9,503	9,349
Diageo Capital PLC	3.375%	3/20/2008	10,000	9,882
Eli Lilly&Co.	6.000%	3/15/2012	45,000	46,861
Fortune Brands Inc.	6.250%	4/1/2008	40,000	40,124
Fortune Brands Inc.	4.875%	12/1/2013	20,000	19,125
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	35,000	33,084
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	45,000	43,031
Hershey Foods Corp.	4.850%	8/15/2015	9,620	9,222
Kimberly-Clark Corp.	4.875%	8/15/2015	30,000	28,864
Kraft Foods, Inc.	6.250%	6/1/2012	27,170	28,032
Medtronic Inc.	4.375%	9/15/2010	19,235	18,883
Medtronic Inc.	4.750%	9/15/2015	20,000	18,803
Merck&Co.	5.125%	11/15/2011	69,000	69,142
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	10,000	11,124
3 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	40,000	40,330
Pepsico, Inc.	5.150%	5/15/2012	50,000	50,312
2 Procter&Gamble Co. ESOP	9.360%	1/1/2021	57,994	72,371
3 SABMiller PLC	6.500%	7/1/2016	50,000	51,899
Schering-Plough Corp.	5.550%	12/1/2013	35,000	35,477
Sysco Corp.	5.375%	9/21/2035	25,000	22,251
Unilever Capital Corp.	7.125%	11/1/2010	77,000	81,716
Unilever Capital Corp.	5.900%	11/15/2032	27,000	26,491
Warner-Lambert Co.	6.000%	1/15/2008	16,000	16,012
Wyeth	6.950%	3/15/2011	30,000	31,584
Zeneca Wilmington Inc.	7.000%	11/15/2023	29,000	32,957
Energy (0.3%)
Anadarko Petroleum Corp.	3.250%	5/1/2008	15,000	14,755
Apache Finance Canada	7.750%	12/15/2029	19,910	23,457
ChevronTexaco Capital Co.	3.500%	9/17/2007	27,190	27,171
Conoco Funding Co.	6.350%	10/15/2011	30,000	31,296
Phillips Petroleum Co.	9.375%	2/15/2011	20,000	22,608
Suncor Energy, Inc.	7.150%	2/1/2032	20,279	22,723
Suncor Energy, Inc.	5.950%	12/1/2034	20,700	20,165
Technology (0.5%)
Cisco Systems Inc.	5.250%	2/22/2011	65,000	65,248
Hewlett-Packard Co.	5.250%	3/1/2012	75,000	75,452
International Business Machines Corp.	8.375%	11/1/2019	25,000	30,856
International Business Machines Corp.	5.875%	11/29/2032	25,000	24,929
Intuit Inc.	5.400%	3/15/2012	19,610	19,441
Pitney Bowes Credit Corp.	8.550%	9/15/2009	41,890	43,999
Transportation (0.4%)
2 Continental Airlines, Inc.	5.983%	4/19/2022	31,465	30,521
3 ERAC USA Finance Co.	7.350%	6/15/2008	29,805	30,108
3 ERAC USA Finance Co.	5.600%	5/1/2015	6,960	6,737
3 ERAC USA Finance Co.	5.900%	11/15/2015	19,500	19,424
2 Federal Express Corp.	6.720%	1/15/2022	37,872	39,938
2 Southwest Airlines Co.	7.540%	6/29/2015	30,772	33,575
Southwest Airlines Co.	5.750%	12/15/2016	46,500	45,358
Other (0.1%)
Dover Corp.	6.500%	2/15/2011	26,518	27,703
Snap-On Inc.	6.250%	8/15/2011	34,990	36,437

				4,434,310

Utilities (1.9%)
Electric (1.5%)
Alabama Power Co.	5.550%	2/1/2017	17,650	17,536
Alabama Power Co.	5.700%	2/15/2033	15,000	14,200
Carolina Power&Light Co.	5.950%	3/1/2009	20,000	20,148
Central Illinois Public Service	6.125%	12/15/2028	54,000	50,235
Commonwealth Edison Co.	5.950%	8/15/2016	23,120	23,057
Consolidated Edison Co. of New York	6.450%	12/1/2007	20,000	20,022
Consolidated Edison Co. of New York	5.500%	9/15/2016	20,930	20,668
Consolidated Edison Co. of New York	5.300%	12/1/2016	25,505	25,031
Consolidated Edison, Inc.	3.625%	8/1/2008	20,000	19,663
Exelon Generation Co. LLC	6.950%	6/15/2011	50,000	52,059
Florida Power&Light Co.	5.650%	2/1/2035	40,000	37,535
Florida Power&Light Co.	4.950%	6/1/2035	10,000	8,451
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	15,000	14,450
National Rural Utilities Cooperative Finance Corp.	5.750%	12/1/2008	50,000	50,455
Northern States Power Co.	6.250%	6/1/2036	50,000	50,423
PacifiCorp	5.900%	8/15/2034	12,500	11,955
PPL Energy Supply LLC	6.200%	5/15/2016	30,000	30,340
Public Service Electric&Gas	4.000%	11/1/2008	40,500	40,048
Public Service Electric&Gas	5.800%	5/1/2037	50,000	47,716
South Carolina Electric&Gas Co.	5.800%	1/15/2033	9,000	8,635
Southern California Edison Co.	6.000%	1/15/2034	7,695	7,608
Southern California Edison Co.	5.550%	1/15/2037	38,200	35,412
Southern Co.	5.300%	1/15/2012	13,300	13,362
Southwestern Electric Power	5.550%	1/15/2017	30,000	29,485
Wisconsin Electric Power Co.	4.500%	5/15/2013	21,565	20,707
Wisconsin Electric Power Co.	5.700%	12/1/2036	17,280	16,150
Wisconsin Power&Light Co.	7.625%	3/1/2010	20,000	21,288
Wisconsin Public Service	6.080%	12/1/2028	45,000	45,500
Natural Gas (0.3%)
British Transco Finance	6.625%	6/1/2018	50,000	54,345
3 Duke Energy Field Services	6.450%	11/3/2036	30,325	30,537
KeySpan Corp.	4.650%	4/1/2013	9,000	8,588
National Grid PLC	6.300%	8/1/2016	30,000	30,697
San Diego Gas&Electric	6.000%	6/1/2026	3,600	3,605
Wisconsin Gas Co.	6.600%	9/15/2013	13,100	13,852
Other (0.1%)
UGI Utilities Inc.	5.753%	9/30/2016	37,590	37,704

				931,467

Total Corporate Bonds
(Cost $13,226,906)				13,087,976

Sovereign Bonds (U.S. Dollar-Denominated) (2.3%)

African Development Bank	4.500%	1/15/2009	50,000	50,035
3 Corporacion Nacional del Cobre	6.150%	10/24/2036	25,000	24,379
3 Emirate of Abu Dhabi	5.500%	8/2/2012	10,000	10,164
European Investment Bank	4.000%	3/3/2010	40,000	39,471
Inter-American Development Bank	5.375%	11/18/2008	19,400	19,648
Inter-American Development Bank	7.375%	1/15/2010	40,000	42,361
Inter-American Development Bank	4.375%	9/20/2012	40,000	39,408
International Bank for Reconstruction&Development	6.125%	12/19/2007	20,000	20,046
International Bank for Reconstruction&Development	5.750%	2/6/2008	19,400	19,408
International Bank for Reconstruction&Development	4.750%	2/15/2035	40,000	37,232
Japan Bank International	4.750%	5/25/2011	70,000	70,340
Japan Finance Corp.	4.625%	4/21/2015	75,000	72,589
Kreditanstalt fur Wiederaufbau	3.375%	1/23/2008	55,000	54,490
Kreditanstalt fur Wiederaufbau	7.000%	3/1/2013	10,000	11,138
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	50,000	49,861
Oesterreichische Kontrollbank	4.250%	10/6/2010	25,000	24,825
Oesterreichische Kontrollbank	4.500%	3/9/2015	50,000	48,882
Province of British Columbia	4.300%	5/30/2013	40,000	38,735
Province of Manitoba	4.450%	4/12/2010	57,000	56,491
Province of Ontario	4.375%	2/15/2013	40,000	38,897
Province of Ontario	4.500%	2/3/2015	35,000	33,950
Province of Quebec	4.875%	5/5/2014	25,000	24,910
Province of Quebec	5.125%	11/14/2016	50,000	49,693
Quebec Hydro Electric	6.300%	5/11/2011	40,000	41,933
Republic of Italy	4.500%	1/21/2015	50,000	47,938
Republic of South Africa	6.500%	6/2/2014	21,900	23,142
State of Israel	5.500%	11/9/2016	30,000	30,323
Swedish Export Credit Corp.	4.625%	2/17/2009	60,000	60,058
3 Taqa Abu Dhabi National Energy Co.	5.875%	10/27/2016	47,180	47,173

Total Sovereign Bonds
(Cost $1,141,154)				1,127,520

Taxable Municipal Bonds (0.9%)

Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/2021	12,985	14,163
5 Chelan County WA Public Util. Dist.	7.100%	6/1/2008	12,000	12,167
Illinois (Taxable Pension) GO	5.100%	6/1/2033	109,510	102,439
6 Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	50,000	49,101
5 Oakland CA Pension Obligation	6.980%	12/15/2009	7,801	8,122
3 Ohana Military Communities LLC	5.558%	10/1/2036	9,600	9,283
3 Ohana Military Communities LLC	5.780%	10/1/2036	16,360	16,294
Oregon School Board Assn.	5.528%	6/30/2028	50,000	49,530
3 Pacific Beacon LLC Naval Base	5.379%	7/15/2026	9,000	8,785
President and Fellows of Harvard College	6.300%	10/1/2037	50,675	53,737
6 Southern California Public Power Auth.	6.930%	5/15/2017	30,000	33,501
Stanford Univ. California Rev.	6.875%	2/1/2024	34,745	39,258
Stanford Univ. California Rev.	7.650%	6/15/2026	29,000	35,131

Total Taxable Municipal Bonds
(Cost $425,896)				431,511

Temporary Cash Investments (1.1%)

Repurchase Agreements
BNP Paribas Securities Corp.
(Dated 8/31/2007, Repurchase Value $123,574,000, collateralized by Federal Home Loan Mortgage Corp. 5.000%, 8/1/2035, and
Federal National Mortgage Assn. 5.500%-6.500%, 1/1/2037-9/1/2037)	5.400%	9/4/2007	123,500	123,500
Credit Suisse Securities (USA) LLC
(Dated 8/31/2007, Repurchase Value $97,458,000, collateralized
by Federal National Mortgage Assn. 5.000%-7.500%, 2/1/2022-8/1/2037)	5.350%	9/4/2007	97,400	97,400
UBS Securities LLC
(Dated 8/31/2007, Repurchase Value $303,979,000, collateralized
by Federal National Mortgage Assn. 4.500%-7.000%, 3/1/2019-7/1/2037)	5.300%	9/4/2007	303,800	303,800

Total Temporary Cash Investments
(Cost $524,700)				524,700

Total Investments (99.6%)
(Cost $39,079,558)				48,997,324

Other Assets and Liabilities—Net (0.4%)				213,741

Net Assets (100%)				49,211,065

*	Non-income-producing security.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of these securities was $1,629,071,000, representing 3.3% of net assets. 4 Adjustable-rate note.
5	Scheduled principal and interest payments are guaranteed by MBIA (Municipal Bond Insurance Association).
6	Scheduled principal and interest payments are guaranteed by FSA (Financial Security Association).
ADR	- American Depositary Receipt.
GO	- General Obligation Bond.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

At August 31, 2007, the cost of investment securities for tax purposes was $39,079,558,000. Net unrealized appreciation of investment securities for tax purposes was $9,917,766,000, consisting of unrealized gains of $10,448,236,000 on securities that had risen in value since their purchase and $530,470,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.